Employee benefit liabilities	12 Months Ended
Dec. 31, 2025
Disclosure Of Employee Benefit Liabilities [Abstract]
Employee benefit liabilities
Note 20 – Employee benefit liabilities

Liabilities for employee benefits comprise:

	December 31,
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars

Employee benefit	3,584	3,322	1,123
Accrual for annual leave	1,277	1,210	401
Defined benefit schemes (note 23)	1,361	1,102	427
	6,222	5,634	1,951

Estimates and assumptions
The costs, assets and liabilities of the defined benefit schemes operating by the Company are determined using methods relying on actuarial estimates and assumptions. Details of the key assumptions are set out in note 23. The Company takes advice from independent actuaries relating to the appropriateness of the assumptions. Changes in the assumptions used may have a significant effect on the consolidated statement of comprehensive income and the consolidated statement of financial position.